Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

May 4, 2011

Via Electronic Transmission

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Fenimore Asset Management Trust (the “Registrant”)

File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

Pursuant  to  Rule  497(j)  under  the  Securities  Act  of  1933,  we  hereby  certify  on  behalf  of the Registrant and its two separate investment series, FAM Value Fund and FAM Equity-Income

Fund  (the  “Funds”),  that  the  forms  of  Prospectuses  and  Statements  of  Additional  Information

that  would  have  been  filed  under  Rule  497(c)  on  behalf  of  the  Funds  do  not  differ  from  those

contained  in  Post-Effective  Amendment  No.  41  which  was  filed  on  April  29,  2011.   The  text  of

Post-Effective Amendment No. 41 was filed electronically.

If   you   have   any   questions   or   comments   concerning   this   filing,   please   contact   the

undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley

16397114.1.BUSINESS